Advisers Investment Trust

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the Supplement dated December 17, 2019 to the Prospectus dated January 28, 2019, filed pursuant to Rule 497 of the Securities Act of 1933, as amended, with the Securities Exchange Commission on December 17, 2019 (Accession No. 0001193125-19-316050) with respect to the JOHCM Global Income Builder Fund.